Gain on Asset Disposal (Major Components Of Gain On Sale Of Assets) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Acquisitions and Disposals [Line Items]
Net Sales Price		$ 8,345,793
Professional Fees on Sale of Assets		(825,596)
Federal Income Tax		(19,800)
Sales Taxes on Asset Sale		(14,000)
Net Gain on Sale of Asset	0	5,817,807
Which was paid at closing
Significant Acquisitions and Disposals [Line Items]
Net Sales Price		8,345,793
Accounts Receivable
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold		(299,599)
Inventory
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold		(1,135,042)
Tooling & Equipment
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold		(120,832)
Patents and Trademarks
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold		$ (113,117)